OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations Narrative) (Details) - USD ($) $ in Millions	Dec. 30, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Cumulative amount of actuarial losses recognized in other comprehensive income	$ 23.8	$ 22.1
Actuarial assumption of discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (4.1)
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 5.0
Actuarial assumption of expected rates of compensation increases
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 5.0
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (4.3)
Minimum
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	10.00%	9.20%
Actuarial assumption of expected rates of salary increases	6.50%	8.00%
Maximum
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	10.50%	9.65%
Actuarial assumption of expected rates of salary increases	10.00%	10.00%